Schedule of movements in ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended					24 Months Ended
		Jul. 29, 2022	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022	Jul. 29, 2024
IfrsStatementLineItems [Line Items]
Balance			$ 3,746		$ 21,615		$ 40,418
Capital raises			2,861		5,054		122
Employee share scheme issues			600		147		2,012
Balance			$ (40,537)		$ 3,746		21,615
Exercise price								$ 0.0001
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares			25,651,140		21,318,118
Balance			$ 308		$ 256		222
Number of ordinary shares issued		4,230,770,000	1,715,191	[1]	4,230,770	[1]
Capital raises			$ 206	[1]	$ 51	[1]	1
Employee share scheme issues, Shares	[2]		282,836		102,252
Employee share scheme issues			$ 19	[2]	$ 1	[2]	$ 8
Reverse stock split	[3]		(23,209,434)
Reverse stock split	[3]
Balance, shares			4,439,733		25,651,140		21,318,118
Balance			$ 533		$ 308		$ 256
Exercise price								$ 1.30
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance			105,018		99,418		76,229
Capital raises			2,862	[1]	5,449	[1]	243
Employee share scheme issues			340	[2]	151	[2]	2,287
Reverse stock split	[3]
Balance			108,220		105,018		99,418
Issued capital and share premium [member]
IfrsStatementLineItems [Line Items]
Balance			105,326		99,674
Capital raises	[1]		3,068		5,500
Employee share scheme issues	[2]		359		152
Reverse stock split	[2]
Balance			$ 108,753		$ 105,326		$ 99,674

[1]	During the year ended June 30, 2024, the company issued 1,715,191 million shares to capital market investors through At the Market issuances and registered direct offerings, raising $3.1 million in gross proceeds.
[2]	During the year ended June 30, 2024, 282,836 shares (year ended June 30, 2023: 102,252) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.
[3]	On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Ordinary Shares which began trading on a post-split basis on October 6, 2023.